Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 02, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues								$ 25	$ 29
Cost of sales								15
Gross profit								10	29
Operating expenses:
Rent				1,428			2,856	4,284	5,712
General and administration	$ 550	7,677		13,994		17,322	35,548	77,668	6,069
Depreciation							575	575
Owner’s compensation							25,000	53,860
Total operating expenses		7,677		15,422		17,322	63,979	156,046	11,781
Loss from operations		(7,677)		(15,422)		(17,322)	(63,979)	(156,036)	(11,752)
Other income (expense)
Interest income							2	2	23
Amortization of debt discount				(11,250)		(2,917)	(20,625)	(42,083)	(42,583)
Interest expense - related party		(2,538)				(5,076)
Interest expense		(1,125)		(1,880)		(2,754)	(5,060)	(10,030)	(1,966)
Total other income (expense)		(3,663)		(13,130)		(10,747)	(25,683)	(52,111)	(34,526)
Loss from continuing operations before income taxes		(11,340)		(28,552)		(28,069)	(89,662)	(208,147)	(46,278)
Provision for income taxes
Net (loss) income		$ (11,340)	$ (16,729)	$ (28,552)	$ (61,110)	$ (28,069)	$ (89,662)	$ (208,147)	$ (46,278)
Net loss per share-basis and diluted		$ 0.00		$ 0.00		$ 0.00	$ 0.00
Weighted average shares outstanding basic and diluted		161,704,695		143,036,383		161,704,695	141,422,091